UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-6567
Van Kampen Municipal Opportunity Trust

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 1/31/10

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Municipal Opportunity Trust
Portfolio of Investments ▪ January 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 174.8%
	Alabama 1.7%
$1,000	Alabama Bldg Renovation Fin Auth Rev Rfdg (AMBAC Insd)	5.625%	09/01/24	$1,023,340
1,975	Bessemer, AL Governmental Util Svc Corp Wtr Supply Rev Rfdg, Ser A (AGL Insd) (a)	5.000	06/01/39	2,000,300
1,250	Healthcare Auth for Baptist Hlth AL, Ser A (b)	6.125	11/15/36	1,322,913
1,600	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj	5.500	01/01/43	1,192,704
5	Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile Energy Svc Co Proj Rfdg (c)	6.950	01/01/20	0
1,825	Selma, AL Indl Dev Brd Rev Gulf Opportunity Zone Intl Paper Co Proj, Ser A	6.250	11/01/33	1,857,175

				7,396,432

	Alaska 0.5%
3,000	Northern Tob Sec Corp AK Tob Settlement Rev Asset Bkd, Ser A	5.000	06/01/46	2,025,750

	Arizona 5.3%
1,425	Arizona Cap Fac Fin Corp Student Hsg Rev AZ St Univ Proj	6.250	09/01/32	1,346,041
1,575	Arizona St Trans Brd Hwy Rev, Ser B (a)	5.000	07/01/25	1,726,736
2,365	Arizona St Trans Brd Hwy Rev, Ser B (a)	5.000	07/01/26	2,581,208

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$3,000	Goodyear, AZ McDowell Rd Coml Corridor Impt Dist Impt (AMBAC Insd)	5.250%	01/01/32	$2,980,560
2,050	Maricopa Cnty, AZ Indl Dev Auth Hlth Fac Rev Catholic Hlthcare West, Ser C (b)	5.000	07/01/38	2,209,756
1,125	Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev Rfdg AZ Pub Svc Co, Ser B (b)	5.500	05/01/29	1,178,989
1,500	Maricopa Cnty, AZ Stad Dist Rfdg (AMBAC Insd)	5.375	06/01/19	1,578,960
575	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser C (b)	5.500	06/01/34	604,963
675	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser E (b)	5.750	06/01/34	703,573
595	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Sch Proj	7.000	01/01/39	596,214
570	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Sch Proj	7.125	01/01/45	571,476
2,100	Pima Cnty, AZ Indl Dev Auth Global Wtr Resh LLC Proj (AMT)	6.550	12/01/37	2,041,935
85	Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig Irvington Proj Tucson Rfdg, Ser A (AGM Insd)	7.250	07/15/10	85,501
1,930	Salt Riv Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A (a)	5.000	01/01/28	2,074,324
3,440	University of AZ Med Ctr Corp	5.000	07/01/35	3,188,123

				23,468,359

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California 16.3%
$2,630	Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt Proj, Ser C (AGM Insd)	*	09/01/20	$1,476,035
2,400	Bay Area Govt Assn CA Rev Tax Alloc CA Redev Pool, Ser A (Syncora Gtd)	5.250%	09/01/29	2,259,912
4,000	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F-1 (a)	5.000	04/01/39	4,047,920
750	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/28	282,315
1,050	California Cnty, CA Tob Sec Agy Asset Bkd Merced Cnty Rfdg, Ser A	5.125	06/01/38	787,048
1,000	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000	07/01/34	1,049,070
4,200	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	4.950	08/01/23	3,951,318
2,800	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	5.050	02/01/29	2,551,080
2,900	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (a)	5.300	08/01/23	2,845,219
3,400	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (a)	5.450	08/01/28	3,258,594
2,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser B (AMT)	5.000	07/01/27	1,950,860
5	California Rural Home Mtg Fin Auth Single Family Mtg Rev, Ser C (GNMA Collateralized) (AMT)	7.800	02/01/28	5,108

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$420	California St (AMBAC Insd)	5.125%	10/01/27	$415,876
725	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/24	791,903
900	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/25	978,273
900	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/26	973,521
525	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/27	564,396
900	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/28	963,567
1,800	California St Econ Recovery Rfdg, Ser A	5.250	07/01/21	1,967,742
2,000	California St Pub Wk Brd Lease Rev Dept Mental Hlth Coalinga, Ser A	5.000	06/01/25	1,875,460
1,150	California St Var Purp	5.750	04/01/31	1,158,855
5,000	California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth, Ser A	5.000	03/01/30	4,803,750
2,020	California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth, Ser A	5.000	03/01/35	1,870,419
1,250	California Statewide Cmnty Dev Auth Rev Kaiser Permanente, Ser A	5.000	04/01/19	1,326,675
410	Daly City, CA Hsg Dev Fin Agy Mobile Home Pk Rev Rfdg Third Tier Franciscan, Ser C	6.500	12/15/47	341,993
5,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/25	1,765,650

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$775	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500%	06/01/27	$712,628
4,160	Golden St Tob Sec Corp CA Tob Settlement, Ser A-1	5.750	06/01/47	3,176,784
155	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (d)	5.500	03/01/18	146,008
1,050	Palomar Pomerado Hlthcare Dist CA Ctf Partn	6.750	11/01/39	1,077,909
1,460	Quechan Indian Tribe Ft Yuma Indian Reservation CA & Govt Proj	7.000	12/01/27	1,189,287
3,500	Rancho Mirage, CA Jt Pwrs Eisenhower Med Ctr, Ser A	5.000	07/01/47	3,027,920
1,150	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rfdg, Ser A-4 (AMT) (b)	6.500	05/01/19	1,243,024
2,400	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd, Ser A-1	5.375	06/01/38	1,899,816
1,600	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd, Ser A-1	5.500	06/01/45	1,158,144
6,000	Tobacco Sec Auth Southn CA Tob Settlement, Ser A-1	5.000	06/01/37	4,546,500
10,000	Tobacco Sec Auth Southn CA Tob Settlement, Ser A-1	5.125	06/01/46	6,773,400
1,600	Turlock, CA Hlth Fac Rev Ctf Partn Emanuel Med Ctr Inc	5.375	10/15/34	1,362,544
2,000	Vernon, CA Elec Sys Rev, Ser A	5.125	08/01/21	2,088,420

				72,664,943

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado 2.9%
$500	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.250%	07/01/27	$441,545
375	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300	07/01/37	291,345
4,475	Colorado Hlth Fac Auth Rev Catholic Hlth, Ser C-5 (AGM Insd) (a)	5.000	09/01/36	4,429,400
3,700	Colorado Hlth Fac Auth Rev Evangelical Lutheran	5.000	06/01/35	3,233,948
1,000	Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth (Prerefunded @ 11/15/11)	6.500	11/15/31	1,108,420
645	Colorado Hsg Fin Auth Multi-Family Hsg Ins Mtg, Ser B-2 (FHA Gtd) (AMT)	5.800	10/01/28	645,336
10	Colorado Hsg Fin Auth Single Family Pgm Sr, Ser A-2 (AMT)	7.250	05/01/27	10,188
530	Highlands Ranch Metro Dist No 2 CO (AGM Insd) (e)	6.500	06/15/11	574,149
470	Highlands Ranch Metro Dist No 2 CO (AGM Insd)	6.500	06/15/11	508,319
925	Montezuma Cnty, CO Hosp Dist Hlth Fac Enterprise Hosp Rfdg (c)	5.900	10/01/37	774,743
1,500	Salida, CO Hosp Dist Rev	5.250	10/01/36	1,110,255

				13,127,648

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Connecticut 1.9%
$6,500	Connecticut St Spl Oblig Pkg Rev Bradley Intl Arpt, Ser A (ACA Insd) (AMT)	6.600%	07/01/24	$6,101,095
1,350	Hamden, CT Fac Rev EFPRBS Whitney Ctr Proj, Ser B	6.125	01/01/14	1,334,002
1,000	Hartford, CT Pkg Sys Rev, Ser A (Prerefunded @ 7/01/10)	6.400	07/01/20	1,025,960

				8,461,057

	District of Columbia 4.8%
2,215	District Columbia Hosp Rev Sibley Mem Hosp	6.375	10/01/34	2,356,959
700	District Columbia Hosp Rev Sibley Mem Hosp	6.500	10/01/29	763,973
2,500	District Columbia Rev Gonzaga College (AGM Insd)	5.250	07/01/32	2,454,650
700	District Columbia Wtr & Swr Auth Pub Util Rev Rfdg Sub Lien, Ser A (AGL Insd) (a)	5.000	10/01/29	721,819
1,425	District Columbia Wtr & Swr Auth Pub Util Rev Rfdg Sub Lien, Ser A (AGL Insd) (a)	5.000	10/01/34	1,439,891
8,000	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien, Ser A (AGM Insd)	5.500	10/01/41	8,308,480
5,350	Metropolitan Washington DC Arpt Auth Sys, Ser A (NATL Insd) (AMT)	5.250	10/01/32	5,365,462

				21,411,234

	Florida 11.9%
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/36	823,700
500	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/42	389,200

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$340	Beacon Lakes, FL Cmnty Dev FL Spl Assmt, Ser A	6.000%	05/01/38	$287,392
250	Beacon Lakes, FL Cmnty Dev FL Spl Assmt Sub, Ser B	6.200	05/01/38	203,860
1,230	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	1,087,295
370	Escambia Cnty, FL Hlth Auth Rev FL Hlthcare Fac Ln VHA Pgm (AMBAC Insd)	5.950	07/01/20	382,787
2,540	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/26	2,692,070
2,580	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/27	2,719,475
2,805	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/28	2,942,417
2,500	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/32	2,568,200
780	Highlands, FL Cmnty Dev Dist Spl Assmt	5.550	05/01/36	392,325
900	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.375	10/01/33	910,188
2,000	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.500	10/01/38	2,026,000
700	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty Ida Rfdg (AMBAC Insd) (b)	5.000	12/01/34	731,752
775	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Tampa Elec, Ser B (b)	5.150	09/01/25	834,830

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$670	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser A (Acquired 2/19/08, Cost $670,642) (f)	6.800%	05/01/38	$514,232
400	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (Acquired 2/19/08, Cost $400,383) (f)	6.900	05/01/17	353,824
2,100	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGL Insd) (AMT)	5.375	10/01/27	2,112,537
2,500	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGL Insd) (AMT)	5.375	10/01/32	2,511,200
570	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.000	05/01/24	506,331
2,375	North Broward, FL Hosp Dist Rev Impt (Prerefunded @ 1/15/11)	6.000	01/15/31	2,525,290
1,525	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/32	1,200,389
545	Overoaks, FL Cmnty Dev Dist Cap Impt Rev, Ser A (g)	6.125/0.000	05/01/35	274,620
1,000	Palm Beach Cnty, FL Hlth Fac Auth Rev Wtrford Proj	5.875	11/15/37	855,360
2,400	Palm Beach Cnty, FL Solid Waste Auth Rev Impt (BHAC Insd) (a)	5.500	10/01/23	2,706,192
5,500	Port St Lucie, FL Spl Assmt Rev Southwest Annexation Dist 1-B (NATL Insd)	5.000	07/01/40	4,782,965

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$2,900	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (b)	5.350%	03/15/42	$3,097,896
490	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800	05/01/36	273,219
750	Seminole Tribe FL Spl Oblig Rev, Ser A (d)	5.750	10/01/22	727,635
870	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875	05/01/35	488,409
7,510	South Miami, FL Hlth Fac Auth Hosp Rev Baptist Hlth South FL Group (a)	5.000	08/15/32	7,459,833
1,720	South Vlg Cmnty Dev Dist FL Cap Impt Rev, Ser A	5.700	05/01/35	1,092,045
750	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200	05/01/35	703,665
2,100	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	1,690,773
475	World Commerce Cmnty Dev Dist FL Spl Assmt (g)	5.500/0.000	05/01/38	185,706

				53,053,612

	Georgia 5.8%
5,000	Atlanta, GA Arpt Passenger Fac Charge Rev Gen Sub Lien, Ser C (AGM Insd) (a)	5.000	01/01/33	5,019,500
1,000	Atlanta, GA Arpt Rev, Ser B (NATL Insd) (AMT)	5.625	01/01/30	1,002,020
965	Atlanta, GA Tax Alloc Beltline Proj, Ser B	6.750	01/01/20	973,280
190	Atlanta, GA Tax Alloc Beltline Proj, Ser B	7.375	01/01/31	190,659

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia (continued)
$1,150	Atlanta, GA Wtr & Waste Wtr Rev, Ser A	6.000%	11/01/27	$1,218,689
1,250	Atlanta, GA Wtr & Waste Wtr Rev, Ser A	6.000	11/01/28	1,320,737
1,150	Atlanta, GA Wtr & Waste Wtr Rev, Ser A	6.000	11/01/29	1,212,388
271	Fulton Cnty, GA Lease Rev (Acquired 12/23/94, Cost $271,405) (f)	7.250	06/15/10	277,992
7,000	Georgia Muni Elec Auth Pwr Rev, Ser A (NATL Insd)	6.500	01/01/20	8,279,530
3,770	Monroe Cnty, GA Dev Auth Pollutn Ctl Rev Oglethorpe Pwr Corp Scherer, Ser A	6.800	01/01/12	4,110,092
1,000	Oconee Cnty, GA Indl Dev Auth Rev Oiit Proj (Syncora Gtd)	5.250	07/01/25	1,028,650
1,200	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100	06/01/23	1,227,204

				25,860,741

	Idaho 0.6%
750	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500	11/01/23	840,772
1,000	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.750	11/01/37	1,098,220
800	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg (c)	6.125	11/15/27	695,760

				2,634,752

	Illinois 17.0%
1,250	Bartlett, IL Tax Increment Rev Rfdg Sr Lien Quarry Redev Proj	5.600	01/01/23	982,112

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$1,365	Bolingbrook, IL Cap Apprec, Ser B (NATL Insd)	*	01/01/30	$455,924
2,600	Chicago, IL Brd Ed Rfdg, Ser C (AGM Insd) (a)	5.000%	12/01/27	2,686,138
4,000	Chicago, IL Brd Ed Rfdg, Ser C (AGM Insd)	5.000	12/01/27	4,132,480
3,150	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien Rfdg, Ser A (NATL Insd) (AMT)	5.375	01/01/32	3,030,237
10,900	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGL Insd) (a)	5.250	01/01/24	11,500,154
10,000	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGL Insd) (a)	5.250	01/01/25	10,502,300
3,855	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGL Insd) (a)	5.250	01/01/26	4,032,253
1,450	Chicago, IL, Ser A (AGL Insd) (a)	5.250	01/01/25	1,562,810
2,360	Cook Cnty, IL Cap Impt, Ser A (NATL Insd)	5.000	11/15/23	2,379,659
1,100	Illinois Fin Auth Hosp Rev Rfdg Kish Hlth Sys Oblig Group	5.500	10/01/22	1,112,760
2,300	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/26	1,815,390
1,000	Illinois Fin Auth Rev IL Fin Auth Roosevelt Univ	5.500	04/01/37	933,290
2,200	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A (a)	5.375	08/15/24	2,356,816
1,400	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A (a)	5.750	08/15/30	1,532,272
2,500	Illinois Fin Auth Rev Osf Hlthcare Sys, Ser A	5.750	11/15/37	2,472,400
1,150	Illinois Fin Auth Rev Riverside Hlth Sys	6.250	11/15/35	1,199,484

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$1,800	Illinois Fin Auth Rev Rush Univ Med Ctr Oblig Grp, Ser A	7.250%	11/01/38	$1,970,532
5,500	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007-A	5.500	08/01/37	4,850,395
1,250	Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn Proj, Ser A (NATL Insd)	5.375	12/15/18	1,266,613
2,000	Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn Proj, Ser A (NATL Insd)	5.500	12/15/24	2,026,960
6,000	Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn, Ser A (NATL Insd)	5.250	06/15/42	6,053,160
5,000	Regional Tran Auth IL, Ser B (AMBAC Insd)	8.000	06/01/17	6,467,700
475	Will-Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000	12/01/42	406,144

				75,727,983

	Indiana 2.2%
1,000	Allen Cnty, IN Juvenile Just Ctr First Mtg (AMBAC Insd)	5.500	01/01/18	1,076,470
650	Crown Point, IN Econ Dev Rev Temp Wittenberg Vlg Proj, Ser C-1	7.250	11/15/14	650,767
1,360	Indiana Fin Auth Hosp Rev Deaconess Hosp Oblig, Ser A	6.750	03/01/39	1,459,117

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana (continued)
$1,770	Indiana Hlth Fac Fin Auth Hosp Rev Columbus Regl Hosp Rfdg (AGM Insd)	7.000%	08/15/15	$2,032,615
2,500	Indiana St Dev Fin Auth Rev Exempt Fac Conv Rfdg (AMT)	5.950	08/01/30	2,497,050
1,525	Indiana St Fin Auth Environmental Fac Rev IN Pwr & LT Co Proj Rfdg, Ser A	4.900	01/01/16	1,609,027
500	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (d)	5.750	09/01/42	413,055

				9,738,101

	Iowa 1.0%
1,890	Des Moines, IA Pub Pkg Sys Rev, Ser A (NATL Insd)	5.750	06/01/17	1,917,783
500	Jefferson Cnty, IA Hosp Rev Jefferson Cnty Hosp Proj, Ser C	5.950	08/01/37	407,345
1,500	Tobacco Settlement Auth IA Rev Asset Bkd, Ser C	5.500	06/01/42	1,100,220
1,350	Tobacco Settlement Auth IA Rev Asset Bkd, Ser C	5.625	06/01/46	1,001,767

				4,427,115

	Kansas 1.2%
2,400	Kansas St Dev Fin Auth Hosp Rev Adventist Hlth	5.750	11/15/38	2,547,408
1,600	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000	05/15/24	1,306,144
1,600	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000	05/15/36	1,142,032

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ▪ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kansas (continued)
$675	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000%	11/15/38	$564,354

				5,559,938

	Kentucky 3.0%
1,400	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev Louisville Arena Sub, Ser A-1 (AGL Insd)	5.750	12/01/28	1,529,626
150	Kentucky Hsg Corp Hsg Rev, Ser F (FNMA Collateralized) (AMT)	5.450	01/01/32	150,542
1,510	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/24	1,660,909
1,710	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/25	1,868,825
4,000	Louisville & Jefferson Cnty, KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc	5.250	10/01/36	3,849,800
4,500	Louisville & Jefferson Cntys, KY Metro Govt Indl Bldg Rev Sisters of Mercy Cincinnati	5.000	10/01/35	4,100,130

				13,159,832

	Louisiana 1.9%
989	Lakeshore Vlgs Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	821,543
1,900	Louisiana St Ctzn Ppty Ins Corp Assmt Rev, Ser C-2 (AGL Insd)	6.750	06/01/26	2,211,315

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana (continued)
$3,000	Louisiana St Energy & Pwr Auth Pwr Proj Rev Rfdg (AGM Insd)	5.750%	01/01/12	$3,273,000
1,850	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (b)	5.250	11/01/37	1,937,875

				8,243,733

	Maryland 1.2%
775	Gaithersburg, MD Econ Dev Rev Asbury MD Oblig Group A	5.125	01/01/36	640,568
940	Maryland St Econ Dev Corp Econ Dev Rev Term Proj, Ser B	5.750	06/01/35	953,085
665	Maryland St Econ Dev Corp Econ Dev Rev Trans Fac Proj, Ser A	5.375	06/01/25	669,409
2,750	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500	07/01/42	2,649,323
750	Prince Georges Cnty, MD Spl Oblig Natl Harbor Proj	5.200	07/01/34	636,915

				5,549,300

	Massachusetts 2.6%
3,955	Massachusetts Bay Trans Auth Gen Trans Sys Rfdg, Ser A	5.500	03/01/12	4,073,887
2,125	Massachusetts Dev Fin Agy Sr Living Fac Rev, Ser B-2	6.250	06/01/14	2,128,974
400	Massachusetts St Dev Fin Agy Linden Ponds Inc Fac, Ser A	5.750	11/15/35	292,464
475	Massachusetts St Dev Fin Agy Linden Ponds Inc Fac, Ser A	5.750	11/15/42	334,381
3,000	Massachusetts St Dev Fin Agy Semass Sys, Ser A (NATL Insd)	5.625	01/01/16	3,087,240

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$965	Massachusetts St Hlth & Ed Fac Auth Rev Partn Hlthcare Sys, Ser C (Prerefunded @ 7/01/11)	5.750%	07/01/32	$1,046,649
890	Massachusetts St Hlth & Ed Fac Auth Rev Saint Mem Med Ctr, Ser A	6.000	10/01/23	735,140

				11,698,735

	Michigan 1.1%
2,100	Detroit, MI Sew Disp Rev Sr Lien Rfdg, Ser C-1 (AGM Insd)	7.000	07/01/27	2,423,526
1,000	Detroit, MI Wtr Supply Sys Rfdg Second Lien, Ser C (AGM Insd)	5.000	07/01/26	1,008,700
800	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.250	01/15/47	874,312
400	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.500	01/15/47	444,176

				4,750,714

	Minnesota 0.8%
10	Chaska, MN Elec Rev, Ser A	6.100	10/01/30	10,095
425	Chisago, MN Hlthcare Fac Rev CDL Homes LLC Proj	6.000	08/01/42	398,021
1,700	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375	11/15/23	1,890,094
1,150	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.625	11/15/28	1,287,632
175	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/27	171,439

				3,757,281

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri 4.0%
$1,800	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO Hosp (Prerefunded @ 6/01/12)	5.500%	06/01/22	$1,987,866
350	Cape Girardeau Cnty, MO Indl Southeast MO Hosp Dev Auth Hlthcare Fac Rev Assoc	5.500	06/01/22	348,421
1,500	Kirkwood, MO Indl Dev Auth Retirement Cmnty Rev Temp Aberdeen Hts, Ser C-1	7.500	11/15/16	1,500,000
770	Maryland Heights, MO Tax Increment Rev South Heights Redev Proj Rfdg, Ser A	5.500	09/01/18	735,458
1,375	Missouri St Hlth & Ed Fac Auth Rev Sr Living Fac Lutheran, Ser A	5.375	02/01/35	1,257,795
615	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/30	530,444
1,450	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/41	1,217,913
575	Saint Louis, MO Indl Dev Auth Tax Increment & Cmnty Impt Dist Loughborough Com Redev Rfdg	5.750	11/01/27	523,422
4,840	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.550	07/01/29	4,509,622

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$5,770	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.600%	07/01/36	$5,091,621

				17,702,562

	Nevada 2.1%
6,000	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (AMBAC Insd) (AMT)	5.250	07/01/34	5,518,080
40	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (BHAC Insd) (AMT)	4.750	09/01/36	34,976
4,250	Reno, NV Hosp Rev Renown Regl Med Ctr Proj, Ser A	5.250	06/01/37	3,893,042

				9,446,098

	New Hampshire 0.8%
1,155	New Hampshire Hlth & Ed Fac Auth Rev Derryfield Sch (Prerefunded @ 7/01/10)	7.000	07/01/30	1,208,107
480	New Hampshire St Business Fin Auth Pollutn Ctl Rev Rfdg Utd Illum, Ser A (AMT) (b)	6.875	12/01/29	517,469
675	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (b)	7.125	07/01/27	719,118
900	New Hampshire St Business Fin Auth Wtr Fac Rev Pennichuck Wtrwks Inc (AMBAC Insd) (AMT)	6.300	05/01/22	900,999

				3,345,693

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey 12.9%
$375	Burlington Cnty, NJ Brdg Commn Econ Dev Rev Evergreens Proj	5.625%	01/01/38	$319,781
895	New Jersey Econ Dev Auth Rev Cig Tax	5.750	06/15/34	854,358
30,000	New Jersey Econ Dev Auth St Contract Econ Recovery (NATL Insd)	5.900	03/15/21	35,325,600
8,000	New Jersey Econ Dev Auth Wtr Fac Rev NJ Amer Wtr Co Inc Proj, Ser A (FGIC Insd) (AMT)	6.875	11/01/34	8,003,840
2,400	New Jersey Hlthcare Fac Fin Auth Rev Holy Name Hosp	5.000	07/01/36	2,011,584
1,350	New Jersey Hlthcare Fac Fin Auth Rev Saint Peter’s Univ Hosp Oblig	5.750	07/01/37	1,322,568
13,800	Tobacco Settlement Fin Corp NJ, Ser 1-A	5.000	06/01/41	9,582,306

				57,420,037

	New Mexico 0.6%
1,250	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A (a)	6.375	08/01/32	1,386,175
1,125	University NM Univ Rev Sub Lien Rfdg, Ser A	5.250	06/01/21	1,215,304

				2,601,479

	New York 10.1%
1,270	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.250	07/15/40	1,307,516
530	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.375	07/15/43	543,488

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$2,000	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr Proj, Ser B	6.750%	03/01/15	$2,030,860
1,140	New York City Indl Dev Civic YMCA Gtr NY Proj	5.800	08/01/16	1,141,927
5,500	New York City, Ser I-1 (a)	5.000	02/01/26	5,811,850
1,800	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.250	01/15/39	1,881,054
2,525	New York St Dorm Auth Lease Rev Muni Hlth Fac Impt Pgm, Ser A (AGM Insd)	5.500	05/15/25	2,528,156
3,100	New York St Dorm Auth Rev City Univ Sys Cons, Ser A	5.625	07/01/16	3,504,209
2,600	New York St Dorm Auth Rev Cons City Univ Sys Second Gen, Ser A	5.750	07/01/13	2,804,724
590	New York St Dorm Auth Rev, Ser B	7.500	05/15/11	639,749
360	New York St Dorm Auth Rev, Ser B (Prerefunded @ 5/15/10)	7.500	05/15/11	367,229
1,500	New York St Dorm Auth Rev Upstate Cmnty Colleges, Ser B	5.250	07/01/20	1,592,430
1,700	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/26	1,846,472
1,900	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/27	2,051,563

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,000	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000%	03/15/28	$1,075,800
15,000	Port Auth NY & NJ Cons 144th (a)	5.000	10/01/35	15,470,850
575	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (d)	5.000	12/01/23	475,709

				45,073,586

	North Carolina 5.6%
905	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.750	10/01/37	836,772
22,000	North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Rfdg (NATL Insd)	6.000	01/01/12	23,899,260

				24,736,032

	Ohio 7.1%
2,540	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.750	06/01/34	2,112,086
1,400	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/30	1,208,662
400	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	5.750	05/15/27	339,772
2,450	Lorain Cnty, OH Hosp Rev Catholic Hlthcare Impt & Rfdg, Ser A	5.250	10/01/33	2,456,296
2,000	Lorain Cnty, OH Hosp Rev Catholic Hlthcare, Ser S	5.375	10/01/30	2,016,900

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$3,000	Lorain Cnty, OH Hosp Rev Fac Catholic Rfdg, Ser C-1 (AGM Insd) (a)	5.000%	04/01/24	$3,096,210
2,750	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser A (AGM Insd) (a)	5.000	02/01/24	2,838,165
2,775	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser B (AGM Insd) (a)	5.000	02/01/24	2,863,994
1,625	Montgomery Cnty, OH Rev Catholic Hlth, Ser C-1 (AGM Insd) (a)	5.000	10/01/41	1,587,056
1,475	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.000	11/15/28	1,560,226
925	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.250	11/15/39	969,659
2,600	Ohio St Air Quality Dev Auth Rev Pollutn Ctl First Energy Rfdg, Ser C (AGL Insd)	5.625	06/01/18	2,749,084
1,900	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys 2009, Ser A	6.750	01/15/39	2,019,605
1,030	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser D (GNMA Collateralized) (AMT) (a)	5.300	09/01/28	1,050,301
1,350	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser D (GNMA Collateralized) (AMT) (a)	5.400	03/01/33	1,373,828

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$2,340	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser F (GNMA Collateralized) (a)	5.500%	09/01/39	$2,424,825
950	Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev First Energy Rfdg, Ser A (b)	5.875	06/01/33	1,034,550

				31,701,219

	Oklahoma 0.6%
1,375	Chickasaw Nation, OK Hlth Sys (d)	6.250	12/01/32	1,374,863
3,970	McAlester, OK Pub Wk Auth Util Cap Apprec (AGM Insd)	*	02/01/34	1,174,048

				2,548,911

	Pennsylvania 2.0%
875	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cont Care	6.250	02/01/35	644,674
3,000	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev, Ser A (AMBAC Insd) (AMT)	5.375	01/01/21	2,993,730
5,415	Susquehanna Area Regl Arpt Auth PA, Ser A (AMBAC Insd) (AMT)	5.375	01/01/22	5,346,825

				8,985,229

	South Carolina 5.1%
2,500	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist (a)	5.250	12/01/25	2,617,525
7,500	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist (a)	5.250	12/01/26	7,828,575

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (continued)
$1,840	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance Rfdg, Ser A	6.250%	08/01/31	$1,868,833
5,000	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser A (AMBAC Insd)	5.200	11/01/27	5,174,050
3,750	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser B (AMBAC Insd) (AMT)	5.450	11/01/32	3,706,312
725	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/27	572,946
835	Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev Rfdg	5.000	06/01/18	836,436

				22,604,677

	Tennessee 1.6%
1,750	Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Rfdg, Ser A	5.125	10/01/35	1,414,227
2,000	Elizabethton, TN Hlth & Ed Fac Brd Rev Impt Hosp First Mtg Rfdg, Ser B (Prerefunded @ 7/01/12)	8.000	07/01/33	2,283,880
1,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (NATL Insd) (Prerefunded @ 7/01/12)	7.500	07/01/25	1,130,860
2,400	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Methodist, Ser B (AGM Insd) (a)	5.250	09/01/27	2,491,152

				7,320,119

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value
	Texas 25.0%
$1,450	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850%	04/01/21	$1,431,947
680	Dallas Cnty, TX Flood Ctl Dist Rfdg	6.750	04/01/16	722,432
1,150	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/18	1,251,257
1,350	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/19	1,461,105
5,500	Dallas-Fort Worth, TX Intl Arpt Rev Jt Impt & Rfdg, Ser A (BHAC Insd) (AMT)	5.500	11/01/31	5,523,210
8,000	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser A (AGM Insd) (AMT)	5.500	11/01/21	8,203,520
650	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	5.750	11/01/18	652,080
1,225	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	6.000	11/01/23	1,229,373
4,000	Dallas-Fort Worth, TX Intl Arpt Rev, Ser A (NATL Insd) (AMT)	5.750	11/01/30	4,003,360
4,850	El Paso Cnty, TX Hosp Dist, Ser A (AGL Insd) (a)	5.000	08/15/37	4,947,873
1,000	Gulf Coast Waste Disp Auth TX Waste Mgmt, Ser D (AMT)	4.550	04/01/12	1,018,590
2,000	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Mem Hermann Hlthcare, Ser A (Prerefunded @ 6/01/11)	6.375	06/01/29	2,175,180

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$750	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.250%	12/01/35	$843,068
950	Harris Cnty, TX Indl Dev Corp Solid Waste Disp Rev Deer Pk Refng Proj	5.000	02/01/23	949,905
1,930	Harris Cnty, TX Sr Lien Toll Rd, Ser A (a)	5.000	08/15/32	2,004,170
2,000	Houston, TX Arpt Sys Rev Sub Lien (AGM Insd)	5.500	07/01/20	2,169,380
10,000	Houston, TX Arpt Sys Rev Sub Lien, Ser A (AGM Insd) (AMT)	5.125	07/01/32	9,861,900
3,000	Houston, TX Arpt Sys Rev Sub Lien, Ser A (AGM Insd) (AMT)	5.625	07/01/30	3,005,250
7,825	Houston, TX Util Sys Rev Comb First Lien Rfdg, Ser A (AGM Insd) (a)	5.000	11/15/36	8,001,845
3,030	Judson, TX Indpt Sch Dist Sch Bldg (AGL Insd) (a)	5.000	02/01/37	3,078,298
1,250	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/37	1,112,013
1,000	Matagorda Cnty, TX Nav Dist No 1 Rev Coll Centerpoint Energy Proj Rfdg (b)	5.600	03/01/27	982,690
1,125	McLennan Cnty, TX Pub Fac Corp Proj Rev	6.625	06/01/35	1,201,196
3,000	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj	7.250	01/01/31	2,872,470

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$10,000	North Centre, TX Hlth Fac Dev Hosp Childrens Med Ctr Dallas (AMBAC Insd)	5.250%	08/15/32	$10,099,400
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	5.625	01/01/28	1,035,800
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/26	1,069,430
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/27	1,064,040
1,350	North TX Twy Auth Rev Sys First Tier Rfdg, Ser L-2 (b)	6.000	01/01/38	1,496,421
2,650	North TX Twy Auth Rev Toll Second Tier Rfdg, Ser F	5.750	01/01/33	2,721,047
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.625	11/15/27	909,380
2,600	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.750	11/15/37	2,286,830
4,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckner Retirement Svc Inc Proj	5.250	11/15/37	3,601,280
400	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home Proj	5.750	02/15/25	330,880
1,150	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home, Ser B-2	6.500	02/15/14	1,151,587

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value
	Texas (continued)
$3,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.250%	07/01/28	$3,301,140
3,000	Texas A&M Univ Rev Fin Sys, Ser A	5.000	05/15/29	3,234,420
1,430	Texas Private Activity Surface Transportation Corp Sr Lien Nt Mobility	6.875	12/31/39	1,495,022
5,400	Texas St Trans Commn Mobility Fd (a)	5.000	04/01/28	5,821,740
2,750	Tyler, TX Hlth Fac Dev Corp Hosp Rev & Impt East TX Med Ctr Rfdg, Ser A	5.375	11/01/37	2,685,815

				111,006,344

	Utah 0.6%
2,380	Mountain Regl Wtr Spl Svc Dist Rfdg (NATL Insd)	5.000	12/15/33	2,231,726
730	Utah St Charter Sch Fin Auth Charter Sch Rev Summit Academy, Ser A	5.800	06/15/38	634,582

				2,866,308

	Virginia 0.5%
750	Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig	6.350	09/01/28	701,152
1,500	White Oak Vlg Shops VA Cmnty Dev Auth Spl Assmt Rev	5.300	03/01/17	1,463,625

				2,164,777

	Washington 6.9%
9,850	Bellevue, WA Convention Ctr Auth Spl Oblig Rev Comp Int Rfdg (NATL Insd)	*	02/01/25	4,898,405

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value
	Washington (continued)
$7,500	Chelan Cnty, WA Pub Util Dist No 001 Cons Rev Chelan Hydro, Ser A (BHAC Insd) (AMT) (a) (b)	5.600%	01/01/36	$7,548,450
5,000	Energy Northwest WA Elec Rev Columbia Generating Rfdg, Ser A (AGM Insd)	5.500	07/01/16	5,358,850
1,250	Kalispel Tribe Indians Priority Dist WA Rev	6.625	01/01/28	1,071,875
2,000	Port Seattle, WA Rev, Ser B (NATL Insd) (AMT)	5.625	02/01/24	2,006,360
3,000	Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (NATL Insd)	5.250	09/01/33	3,036,120
1,440	Washington St Hsg Fin Commn Nonprofit Rev Custodial Rcpt Wesley Homes, Ser 2007-A-2027 (Acquired 5/7/08, Cost $1,440,000) (f)	6.000	01/01/27	1,284,019
1,000	Washington St Hsg Fin Commn Nonprofit Rev Skyline at First Hill Proj, Ser A	5.625	01/01/27	765,900
5,125	Washington St Pub Pwr Supply Sys Nuclear Proj No 3 Rev Rfdg, Ser C (NATL Insd)	*	07/01/14	4,689,119

				30,659,098

	West Virginia 1.2%
500	Ohio Cnty, WV Cnty Commn Tax Increment Rev Fort Henry Centre Fin Dist, Ser A	5.850	06/01/34	448,720
855	Pleasants Cnty, WV Pollutn Ctl Cnty Comm Allegheny Rfdg, Ser F	5.250	10/15/37	816,525

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value
	West Virginia (continued)
$1,000	West Virginia St Hosp Fin Auth Hosp Rev Rfdg & Impt Utd Hlth Sys, Ser C	5.500%	06/01/34	$988,030
955	West Virginia St Hosp Fin Auth Hosp Rev Rfdg & Impt Utd Hlth Sys, Ser C	5.500	06/01/39	950,789
1,000	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000	10/01/20	985,060
1,025	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.250	10/01/23	1,011,931

				5,201,055

	Wisconsin 2.6%
1,500	Southeast WI Professional Baseball Pk Dist Sales Tax Rev Rfdg, Ser A (NATL Insd)	5.500	12/15/20	1,776,720
425	Superior, WI Util Rev Superior Wtr Lt & Pwr Proj Rfdg, Ser A (AMT)	5.375	11/01/21	427,775
385	Superior, WI Util Rev Superior Wtr Lt & Pwr Proj, Ser B (AMT)	5.750	11/01/37	374,559
2,400	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.300	09/01/23	2,490,936
3,000	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.500	09/01/28	3,080,280
950	Wisconsin St Gen Rev Appropriation Rev, Ser A	5.375	05/01/25	1,041,447
1,000	Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlthcare Inc, Ser B (b)	4.750	08/15/25	1,027,600

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value
	Wisconsin (continued)
$1,270	Wisconsin St Hlth & Ed Fac Auth Rev Prohlth Care Inc Oblig Grp	6.625%	02/15/39	$1,369,759

				11,589,076

	Wyoming 0.3%
1,100	Sweetwater Cnty, WY Pollutn Ctl Rev Rfdg ID Pwr Co Proj	5.250	07/15/26	1,143,120

	Puerto Rico 1.5%
2,675	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (b)	5.000	08/01/39	2,809,766
1,900	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (h)	5.375	08/01/39	1,876,440
2,100	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (h)	5.500	08/01/42	2,084,271

				6,770,477

Total Long-Term Investments 174.8%
(Cost $775,640,460)				777,603,157

Total Short-Term Investments 2.7%
(Cost $11,965,000)				11,965,000

Total Investments 177.5%
(Cost $787,605,460)				789,568,157

Liability for Floating Rate Note Obligations Related to Securities Held (24.6%)
(Cost ($109,480,000))
(109,480) Notes with interest rates ranging from 0.18% to 0.65% at January 31, 2010 and contractual maturities of collateral ranging from 2023 to 2041 (i)				(109,480,000)

Total Net Investments 152.9%
(Cost $678,125,460)				680,088,157

Other Assets In Excess of Liabilities 0.6%				2,651,822

Preferred Shares (including accrued distributions) (53.5%)				(238,011,906)

Net Assets Applicable to Common Shares 100.0%				$444,728,073

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Trust.

(b)	Variable Rate Coupon

(c)	Security has been deemed illiquid.

(d)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)	Escrowed to Maturity

(f)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.5% of net assets.

(g)	Interest is accruing at less than the stated coupon. Coupon is shown as stated coupon/actual coupon.

(h)	Security purchased on a when-issued or delayed delivery basis.

(i)	Floating rate notes. The interest rates shown reflect the rates in effect at January 31, 2010.
ACA — American Capital Access
AGL — Assured Guaranty Ltd.
AGM — Assured Guaranty Municipal Corp.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
FGIC — Financial Guaranty Insurance Co.
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
NATL — National Public Finance Guarantee Corp.
Syncora Gtd — Syncora Guaranteed Limited
Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Van Kampen Municipal Opportunity Trust
Portfolio of Investments ■ January 31, 2010 (Unaudited) continued
Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.
Level 1—quoted prices in active markets for identical investments
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.
The following is a summary of the inputs used as of January 31, 2010 in valuing the Trust’s investments carried at value.

	Level 1	Level 2	Level 3
Other
		Significant	Significant
	Quoted	Observable	Unobservabe
Investments	Prices	Inputs	Inputs	Total

Investments in an Asset Position
Municipal Bonds
Issued by States of the United States and Political Subdivisions of the United States	$-0-	$789,568,157	$-0-	$789,568,157

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Municipal Opportunity Trust

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	March 23, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	March 23, 2010

By: Name:	/s/ Stuart N. Schuldt Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	March 23, 2010